Note 26 - Group Information - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019
Kunhoo Software [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software S.a.r.l [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Norway AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Holdings [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Americas [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Ireland Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Sweden AB [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software International AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Netherlands BV [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software India Private Limited [Member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Poland [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Technology (Beijing) [member]
Statement Line Items [Line Items]
Group entities	100.00%
Beijing Aopulan Software Co. [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Unite HK Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Unite Private Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opesa South Africa (Pty) Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
O-Play Digital Services [member]
Statement Line Items [Line Items]
Group entities	100.00%
O-Play Kenya Limited [member]
Statement Line Items [Line Items]
Group entities	80.00%	[2]
Phoneservice Technologies [member]
Statement Line Items [Line Items]
Group entities	80.00%	[2]
O-Play Zambia Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
PT Inpesa Digital Teknologi [member]
Statement Line Items [Line Items]
Group entities	100.00%	[3]
Opera Lifestyle [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Lifestyle Nigeria Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
LLC Microcredit Company O-Pay [member]
Statement Line Items [Line Items]
Group entities	100.00%
Neofin Mailane [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opay Finance India [member]
Statement Line Items [Line Items]
Group entities	100.00%
Blue Ridge Micro Finance Bank [member]
Statement Line Items [Line Items]
Group entities	100.00%
Oplay Digital Services SA [member]
Statement Line Items [Line Items]
Group entities	100.00%
TenSpot Kenya Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
PC Financial Services Pvt [member]
Statement Line Items [Line Items]
Group entities	100.00%
PT Opay Finance Services [member]
Statement Line Items [Line Items]
Group entities	100.00%
App de Prestamos, S.A. de C.V [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Financial Technologies Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Beijing Yuega Software Tech. Srvc. Co. Ltd [member]
Statement Line Items [Line Items]
Group entities	100.00%	[3]

[1]	Entities were incorporated in 2019
[2]	20% is held by a nominee shareholder.
[3]	Variable Interest Entity (VIE) contractually controlled by the Group.